Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 5: Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2013, and 2012 is as follows:

	2013	2012
	(in millions)
Land and industrial buildings	$3,478	$3,136
Plant, machinery and equipment	8,481	8,096
Assets sold with buy-back commitment	2,813	2,260
Construction in progress	516	324
Other	960	946

Gross property, plant and equipment	16,248	14,762
Accumulated depreciation	(9,158)	(8,608)

Net property, plant and equipment	$7,090	$6,154

A summary of property, plant and equipment recorded under capital leases ¹ as of December 31, 2013, and 2012 is as follows:

	2013	2012
	(in millions)
Gross capital leases ²	$158	$133
Accumulated depreciation	(38)	(32)

Net capital leases	$120	$101

¹	Included in Property, plant and equipment table above
²	Consists of industrial buildings, plant, machinery and equipment

Depreciation expense on the above property, plant and equipment totaled $854 million, $783 million, and $772 million for the years ended December 31, 2013, 2012, and 2011, respectively. Excluding depreciation for assets sold with buy-back commitments, depreciation expenses totaled $581 million, $564 million, and $583 million for the years ended December 31, 2013, 2012, and 2011, respectively.

Commercial Vehicles recognized an impairment loss of $37 million, $19 million and $15 million on assets sold with a buy-back commitment for the years ended December 31, 2013, 2012 and 2011, respectively. The losses are recognized in the cost of goods sold.

The Company had contractual commitments of $348 million and $315 million for the acquisition of property, plant and equipment at December 31, 2013 and 2012, respectively.